Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year		$ 921,946	$ 1,085,758
Liabilities/(assets) arising from financing activities at end of year			921,946
Borrowings | Borrowings drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items		50,000
Total		50,000
Borrowings | Borrowings repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(217,070)	(168,585)
Non-cash items		(764,080)
Total		(981,150)	(168,585)
Borrowings | Additions in deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	$ (33)	359	(21)
Non-cash items	33	(19)	(14)
Deferred financing costs, assets		(14)	14
Total		326	(21)
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items		8,878	4,794
Total		8,878	4,794
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year		(3,576)	9,245
Liabilities/(assets) arising from financing activities at end of year			(3,576)
Derivatives | Proceeds from interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		3,488
Total		3,488
Derivatives | Unrealized gain/(loss) on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items		88	(12,821)
Total		88	(12,821)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	93,908	62,569	55,898
Liabilities/(assets) arising from financing activities at end of year	107,593	93,908	62,569
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	47,548	54,442	18,913
Total	47,548	54,442	18,913
Lease liabilities | Interest expense on leases
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	4,662	3,785	1,668
Total	4,662	3,785	1,668
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(4,662)	(3,785)	(1,668)
Total	(4,662)	(3,785)	(1,668)
Lease liabilities | Principal elements of lease payments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(33,863)	(23,103)	(12,242)
Total	$ (33,863)	$ (23,103)	$ (12,242)